SUPPLEMENT DATED SEPTEMBER 6, 2005

TO PROSPECTUSES DATED APRIL 30, 2004
FOR COLUMBIA ALL-STAR FREEDOM, COLUMBIA ALL-STAR,
COLUMBIA ALL-STAR EXTRA, and COLUMBIA ALL-STAR TRADITIONS

ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

This supplement contains information about the Liberty Asset Allocation Fund, Variable Series (the "Fund").

Columbia Management Advisors, Inc. is the investment advisor to the Fund. Nordea Investment Management North America, Inc. is the Fund's investment sub-advisor.